Leases	12 Months Ended
Mar. 31, 2024
Leases [Abstract]
Leases

7. Leases

The Company leases office and warehouse spaces for varying periods in Hong Kong. As the majority of the leases do not provide an implicit rate, the Company used an incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The Company’s lease agreements do not contain any material guarantees or restrictive covenants. The Company does not have any sublease activities. Short-term leases, defined as leases with initial term of 12 months or less, are not recorded on the Consolidated Balance Sheets. The most significant assets in the Company’s leasing portfolio relate to real estate. For purposes of calculating lease liabilities for such leases, the Company have combined lease and non-lease components.

The Company’s rights-of-use assets and lease liabilities recognized in the Consolidated Balances Sheets consist of the following:

	As of March 31,
	2023	2024
	USD	USD
Rights-of-use assets – operating lease	447,475	85,221
Operating lease liabilities – current	366,809	88,139
Operating lease liabilities – non-current	88,139	-
	454,948	88,139

The component of lease expenses are as follows:

	As of March 31,
	2023	2024
	USD	USD
Operating lease cost	311,708	379,510

Other information about the Company’s leases is as follows:

	As of March 31,
	2023	2024
	USD	USD
Weighted-average remaining lease term	1.2 years	0.58 years
Weighted average discount rate	4.26%	4.26%

The following is a maturity analysis of the annual undiscounted cash flows for lease liabilities as of March 31, 2023:

Total
USD
Years ending March 31,
2024	379,510
2025	89,451
2026	—
2027	—
2028 and thereafter	—
Total undiscounted lease payments	468,961
Less: imputed interest	(14,013)
Lease liabilities recognized in the Consolidated Balance Sheet	454,948

The following is a maturity analysis of the annual undiscounted cash flows for lease liabilities as of March 31, 2024:

Total
USD
Years ending March 31,
2025	89,451
2026	—
2027	—
2028	—
2029 and thereafter	—
Total undiscounted lease payments	89,451
Less: imputed interest	(1,312)
Lease liabilities recognized in the Consolidated Balance Sheet	88,139